Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

5.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	March 31, 2014	December 31, 2013

Research and development equipment	$58,670	$58,670
Machinery and equipment	60,027	60,027
Furniture and fixtures	23,711	21,755
Vehicles	30,340	30,340
Total property and equipment	172,748	170,792
Less – accumulated depreciation	(169,500)	(169,381)

Total property and equipment, net	$3,248	$1,411

Depreciation expense for the three-month ended March 31, 2014 and 2013 was $125 and $0.

5.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

December 31,	2013	2012

Research and development equipment	$58,670	$58,670
Machinery and equipment	60,027	60,027
Furniture and fixtures	21,755	20,077
Vehicles	30,340	30,340
Total property and equipment	170,792	169,114
Less – accumulated depreciation	(169,381)	(169,114)

Total property and equipment, net	$1,411	$-

Depreciation expense for the year ended December 31, 2013 and 2012 was $263 and $0.